Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2019
Furniture and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful life	1 year 8 months 12 days
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful life	10 years 4 months 24 days